State Street SPDR MSCI USA Gender Diversity ETF Annual Fund Operating Expenses - State Street SPDR MSCI USA Gender Diversity ETF - State Street SPDR MSCI USA Gender Diversity ETF	Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%